Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 1	€ 5
Wolfgang Fischer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	2
Arndt Schottelius
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	3
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	21	19
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	8
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance		(1)
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	26	16
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	17	20
Harry Welten
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	8	10
Annalisa Jenkins
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	11	9
Uta Kemmerich-Kell
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 18	€ 19